As filed with the Securities and Exchange Commission on July 6, 2022
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2022
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman High Yield Strategies Fund Inc.

Semi-Annual Report April 30, 2022

Contents

PRESIDENT’S LETTER	1

PORTFOLIO COMMENTARY	2

SCHEDULE OF INVESTMENTS	7
Positions by Country	21

FINANCIAL STATEMENTS	24

NOTES TO FINANCIAL STATEMENTS	28

FINANCIAL HIGHLIGHTS	38

Distribution Reinvestment Plan for the Fund	40
Directory	43
Proxy Voting Policies and Procedures	44
Quarterly Portfolio Schedule	44
Privacy Notice	Located after the Fund’s Report

The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2022 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter

Dear Stockholder,

I am pleased to present this semi-annual report for Neuberger Berman High Yield Strategies Fund Inc. (the Fund) for the six months ended April 30, 2022 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.

The Fund seeks high total return (income plus capital appreciation). To pursue that objective, we have assembled a portfolio that consists primarily of high yield debt securities.

As previously announced on December 15, 2021, Co-Portfolio Managers Russ Covode and Dan Doyle plan to retire from the asset management business on or about June 30, 2022 and will cease their portfolio management responsibilities at that time. Current Co-Portfolio Managers Joseph Lind and Christopher Kocinski, with an average of 19 years of industry experience, will continue to manage the Fund with the support of Neuberger Berman’s broader Non-Investment Grade Credit team following the retirements of Russ Covode and Daniel Doyle.

As previously announced, the Fund commenced a transferable rights offering (Offer) on April 19, 2022 (Record Date), whereby the Fund issued one transferable right (Right) for each share of common stock of the Fund (Common Stock) held by stockholders of record as of the Record Date. Holders of Rights were entitled to purchase Common Stock by submitting three Rights and the subscription price per share for each share purchased. The final subscription price of $8.60 per share of Common Stock was equal to 87% of the Fund’s net asset value per share of Common Stock at the close of trading on the NYSE American on May 17, 2022, the expiration date of the Offer. The Offer resulted in the issuance of 4,763,981 shares of Common Stock and the gross proceeds of the Offer were approximately $40.9 million.

Subsequent to the reporting period end, on June 3, 2022, the Fund completed a private placement of $26,500,000 via a Floating Rate Senior Note (Note) with a major unaffiliated financial institution. The Note pays interest based on a floating rate and matures in September 2023. The issuance of the Note increased the amount of leverage employed by the Fund in order to bring it more in line with the Fund’s asset level following the Offer.

Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.

Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman High Yield Strategies Fund Inc.

1

Neuberger Berman High Yield Strategies Fund Inc. Portfolio Commentary (Unaudited)

Neuberger Berman High Yield Strategies Fund Inc. (the Fund) generated a -10.97% total return on a net asset value (NAV) basis for the six-month period ended April 30, 2022 (the reporting period), underperforming its benchmark, the ICE BofA U.S. High Yield Constrained Index (the Index), which provided a -7.21% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) detracted from the Fund’s performance during the reporting period.

The overall high yield market, as measured by the Index, generated weak results, but outperformed all other longer duration fixed income categories during the reporting period. U.S. Treasury yields moved sharply higher as inflation hit a four-decade high, the U.S. Federal Reserve Board (Fed) indicated it would aggressively raise interest rates, and the tragic war in Ukraine triggered numerous supply shortages and fueled spikes in commodity prices. Meanwhile, consumer spending was generally resilient and the impact from COVID-19 and its variants appeared to wane. Concurrently, U.S. credit spreads widened given the risk aversion and the tightening of financial conditions.

From a sector perspective, security selection within the real estate & homebuilders and super retail sectors and security selection within and an overweight to the media-cable sector versus the Index detracted the most from results. In contrast, security selection within the diversified financial services, gas distribution, and health care sectors were the top contributors to relative performance.

In terms of the Fund’s portfolio credit quality, an underweight to not rated, security selection within CCC and below, and security selection within B were the primary detractors from performance. Conversely, security selection within and an underweight to BB, and an overweight to B rated issuers contributed the most to performance.

The Fund’s use of swap contracts contributed positively to performance during the reporting period.

As it became increasingly clear that the Fed would have to become more aggressive with tightening monetary policy, thus creating more volatility, we selectively increased the Fund’s exposure to shorter duration and lower beta1 (risk) BB rated issuers, while reducing some CCC and below and B rated issuers that had performed well. As credit spreads widened over the reporting period, we subsequently looked to decrease the Fund’s exposure to higher beta issuers, particularly in the CCC and below credit tier. Based on individual credit decisions and looking to reduce duration, the Fund’s BBB and above rated exposure also decreased over the reporting period.

Looking ahead, we believe current valuations present an attractive opportunity. While the Russia-Ukraine conflict and tightening of financial conditions are creating incremental volatility, real U.S. GDP growth is estimated to be around historical trend rates for 2022 and input costs for many issuers are being passed on to end markets. We believe that if real growth slows back toward trend it will help alleviate some of the inflationary pressures. Our analysts continue focus on the outlook for issuer margins given rising input costs. Mitigating this are strong consumer and business balance sheets, growing wages, solid jobs growth and businesses working to clear supply bottlenecks. While there is near zero direct exposure to Russia and Ukraine in the high yield market, our global research team continues to monitor the investment thesis for each issuer in the portfolio given the secondary impacts from the Russia-Ukraine conflict related to commodity prices and trade disruptions. Even with the heightened uncertainty, which is resulting in short-term volatility, we believe our bottom-up, fundamental credit research focused on security selection while seeking to avoid credit deterioration and putting only our “best ideas” into portfolios, position us well to take advantage of the increased volatility.

Sincerely,

Russ Covode, Daniel Doyle, Joe Lind and Chris Kocinski
Portfolio Co-Managers

1	Beta is a measure of the systematic risk of a portfolio. It is the covariance of the portfolio and a market index divided by the variance of the market index. Beta measures the historical sensitivity of a portfolio’s returns to movements in the market index. The beta of the market index will always be one. A portfolio with a beta above the market index (i.e. >1) means that the portfolio has greater volatility than the market index. If the beta of the portfolio is 1.2, a market increase in return of 1% implies a 1.2% increase in the portfolio’s return. If the beta of the portfolio is 0.8, a market decrease in return of 1% implies a 0.8% decrease in the portfolio’s return.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

The performance of certain rated bonds within the Index, as noted above, represent issues that are rated Baa3/BBB- and above, Ba1/BB+ through Ba3/BB-, B1/B+ through B3/B- and Caa1/CCC+ or lower, based on an average of Moody’s, S&P Global and Fitch ratings, as calculated by ICE BofA.

2

High Yield Strategies Fund Inc. (Unaudited)

TICKER SYMBOL
High Yield Strategies Fund Inc.	NHS

PORTFOLIO BY MATURITY DISTRIBUTION
(as a % of Total Investments*)
Less than One Year	0.0%
One to less than Five Years	26.4
Five to less than Ten Years	69.7
Ten Years or Greater	3.9
Total	100.0%

*	Does not include Short-Term Investments or the impact of the Fund’s open positions in derivatives, if any.
PERFORMANCE HIGHLIGHTS[1]
		Six Month	Average Annual Total Return
		Period	Ended 04/30/2022
	Inception	Ended
	Date	04/30/2022	1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
High Yield Strategies
Fund Inc.	07/28/2003	-10.97%	-9.49%	3.57%	6.01%	8.30%
At Market Price[3]
High Yield Strategies
Fund Inc.	07/28/2003	-22.19%	-16.76%	4.39%	4.82%	7.62%
Index
ICE BofA
U.S. High Yield
Constrained Index[4]		-7.21%	-4.96%	3.54%	5.19%	6.87%

Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund’s common stock.

The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC (“NBIA”) had not waived certain expenses during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

3

Endnotes (Unaudited)

1	The performance information for periods prior to August 6, 2010 is that of a predecessor fund (Neuberger Berman High Yield Strategies Fund).

2	Returns based on the NAV of the Fund.

3	Returns based on the market price of shares of the Fund’s common stock on the NYSE American.

4	Please see “Description of Index” on page 5 for a description of the index.

For more complete information on Neuberger Berman High Yield Strategies Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

4

Description of Index (Unaudited)

ICE BofA U.S. High Yield Constrained Index:

The index tracks the performance of U.S. dollar-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. In addition to meeting other criteria, qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch ratings) and have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the U.S. and Western Europe. Securities in legal default are excluded from the index. Index constituents are capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

5

Legend April 30, 2022 (Unaudited)

Neuberger Berman High Yield Strategies Fund Inc.

Benchmarks
LIBOR = London Interbank Offered Rate
CME Term SOFR = CME Group, Inc. Term Secured Overnight Financing Rate

Currency Abbreviations:
USD = United States Dollar

Other Abbreviations:
Management or NBIA = Neuberger Berman Investment Advisers LLC

Clearinghouses:
CME = CME Group, Inc.

Index Periods/Payment Frequencies:
1M = 1 Month
3M = 3 Months
6M = 6 Months

6

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited) April 30, 2022

PRINCIPAL AMOUNT		VALUE

Loan Assignments(a)4.9%

Automotive 0.3%
$452,743	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.76%, due 10/1/2025	$446,328

Containers & Glass Products 0.5%
544,975	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.71%, due 4/3/2024	533,666
250,000	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.25%), 4.26%, due 10/17/2024	248,333	(b)(c)
		781,999

Diversified Insurance 0.5%
656,617	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 5.01%, due 10/1/2027	653,747
162,014	Hub International Limited, Term Loan B, (3M USD LIBOR + 3.25%), due 4/25/2025	161,045	(b)(c)
		814,792

Drugs 0.3%
399,887	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), due 6/2/2025	397,472	(b)(c)

Electronics - Electrical 0.5%
746,250	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 5.93%, due 4/27/2028	715,698

Financial Intermediaries 0.2%
370,000	Asurion LLC, Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 6.01%, due 1/20/2029	358,530

Health Care 1.3%
250,000	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), due 2/14/2025	248,203	(b)(c)
250,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), due
	11/16/2025	246,770	(b)(c)
1,603,231	Team Health Holdings, Inc., Term Loan B, (1M SOFR + 5.25%), 6.25%, due 3/2/2027	1,503,029
		1,998,002

Leisure Goods - Activities - Movies 0.3%
255,000	Carnival Corporation, Term Loan B, (3M USD LIBOR + 3.00%), 3.75%, due 6/30/2025	250,583
250,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), due 2/1/2024	248,555	(b)(c)
		499,138

Oil & Gas 0.5%
375,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.02%, due
	11/1/2025	399,533
395,000	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 5.51%, due 3/11/2026	386,440	(b)(c)
		785,973

Retailers (except food & drug) 0.5%
790,405	Great Outdoors Group, LLC, Term Loan B1, (1M USD LIBOR + 3.75%), 4.51%, due 3/6/2028	781,513
	Total Loan Assignments (Cost $7,705,267)	7,579,445

See Notes to Financial Statements	7

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Corporate Bonds 150.1%

Advertising 0.7%
$1,110,000	Cars.com, Inc., 6.38%, due 11/1/2028	$1,040,092	(d)

Aerospace & Defense 1.9%
	TransDigm, Inc.
1,535,000	6.38%, due 6/15/2026	1,515,736
505,000	7.50%, due 3/15/2027	508,787
980,000	5.50%, due 11/15/2027	898,650
		2,923,173

Air Transportation 2.7%
515,000	Air Canada, 3.88%, due 8/15/2026	476,208	(d)(e)
300,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	267,750	(d)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
810,000	5.50%, due 4/20/2026	802,912	(d)
825,000	5.75%, due 4/20/2029	794,949	(d)
400,000	United Airlines, Inc., 4.38%, due 4/15/2026	386,200	(d)
	VistaJet Malta Finance PLC/XO Management Holding, Inc.
720,000	7.88%, due 5/1/2027	677,304	(d)
935,000	6.38%, due 2/1/2030	815,956	(d)
		4,221,279

Auto Loans 0.7%
	Ford Motor Credit Co. LLC
635,000	4.06%, due 11/1/2024	621,133
390,000	4.13%, due 8/4/2025	374,400
		995,533

Auto Parts & Equipment 1.6%
165,000	Dana, Inc., 4.50%, due 2/15/2032	136,125
	Goodyear Tire & Rubber Co.
985,000	9.50%, due 5/31/2025	1,032,881
455,000	5.00%, due 7/15/2029	405,723
285,000	5.63%, due 4/30/2033	245,476
167,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	168,670	(d)
475,000	Tenneco, Inc., 7.88%, due 1/15/2029	479,888	(d)
		2,468,763

Automakers 2.3%
	Ford Motor Co.
600,000	9.63%, due 4/22/2030	733,500
760,000	4.75%, due 1/15/2043	611,800
1,860,000	7.40%, due 11/1/2046	2,001,751
225,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	197,437	(d)
		3,544,488

See Notes to Financial Statements	8

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Building & Construction 0.6%
$365,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	$340,019	(d)
	Shea Homes L.P./Shea Homes Funding Corp.
300,000	4.75%, due 2/15/2028	268,500	(d)
280,000	4.75%, due 4/1/2029	242,339	(d)
		850,858

Building Materials 3.1%
975,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	811,249	(d)
1,775,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,609,606	(d)
1,370,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	1,311,638	(d)
	Standard Industries, Inc.
405,000	4.75%, due 1/15/2028	372,600	(d)
715,000	4.38%, due 7/15/2030	596,206	(d)
		4,701,299

Cable & Satellite Television 5.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
645,000	5.00%, due 2/1/2028	614,362	(d)
570,000	4.25%, due 2/1/2031	480,396	(d)
	CSC Holdings LLC
430,000	7.50%, due 4/1/2028	396,396	(d)
535,000	6.50%, due 2/1/2029	508,250	(d)
4,720,000	5.75%, due 1/15/2030	3,917,600	(d)
880,000	4.63%, due 12/1/2030	673,200	(d)
	DISH DBS Corp.
595,000	7.75%, due 7/1/2026	559,696
505,000	7.38%, due 7/1/2028	441,562
710,000	5.13%, due 6/1/2029	554,588
390,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	343,200	(d)
		8,489,250

Chemicals 4.3%
325,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	308,750	(d)
	NOVA Chemicals Corp.
65,000	5.00%, due 5/1/2025	64,350	(d)
1,171,000	5.25%, due 6/1/2027	1,109,522	(d)
	Olympus Water U.S. Holding Corp.
700,000	4.25%, due 10/1/2028	618,562	(d)
285,000	6.25%, due 10/1/2029	236,550	(d)
610,000	PMHC II, Inc., 9.00%, due 2/15/2030	491,050	(d)
	SCIH Salt Holdings, Inc.
730,000	4.88%, due 5/1/2028	631,118	(d)
1,015,000	6.63%, due 5/1/2029	809,625	(d)
400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	365,000	(d)
635,000	Tronox, Inc., 4.63%, due 3/15/2029	566,738	(d)
1,655,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	1,409,894	(d)
		6,611,159

See Notes to Financial Statements	9

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Consumer - Commercial Lease Financing 3.0%
$715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	$693,550	(d)(f)
2,732,508	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	2,356,733	(d)(g)
435,000	OneMain Finance Corp., 3.88%, due 9/15/2028	368,663
	Springleaf Finance Corp.
495,000	6.88%, due 3/15/2025	497,475
365,000	7.13%, due 3/15/2026	369,562
370,000	World Acceptance Corp., 7.00%, due 11/1/2026	320,971	(d)
		4,606,954

Diversified Capital Goods 0.4%
705,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	627,450	(d)

Electric - Generation 5.1%
	Calpine Corp.
420,000	5.13%, due 3/15/2028	381,518	(d)
1,365,000	4.63%, due 2/1/2029	1,192,935	(d)
2,695,000	5.00%, due 2/1/2031	2,298,107	(d)
450,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	402,750	(d)
	NRG Energy, Inc.
515,000	5.25%, due 6/15/2029	485,063	(d)
595,000	3.63%, due 2/15/2031	495,338	(d)
1,545,000	Vistra Corp., 7.00%, due 12/15/2026	1,502,512	(d)(f)(h)
1,240,000	Vistra Operations Co. LLC, 4.38%, due 5/1/2029	1,125,275	(d)
		7,883,498

Electric - Integrated 0.5%
	FirstEnergy Corp.
385,000	Ser. B, 4.40%, due 7/15/2027	373,523	(i)
390,000	Ser. C, 5.35%, due 7/15/2047	364,533	(i)
		738,056

Energy - Exploration & Production 9.3%
525,000	Antero Resources Corp., 5.38%, due 3/1/2030	512,972	(d)
400,000	Apache Corp., 5.10%, due 9/1/2040	362,000
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
810,000	7.00%, due 11/1/2026	816,350	(d)
190,000	9.00%, due 11/1/2027	264,356	(d)
455,000	8.25%, due 12/31/2028	473,200	(d)
600,000	5.88%, due 6/30/2029	580,746	(d)
	Callon Petroleum Co.
510,000	6.13%, due 10/1/2024	503,503
250,000	8.00%, due 8/1/2028	258,580	(d)
740,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	744,625	(d)
635,000	Colgate Energy Partners III LLC, 5.88%, due 7/1/2029	631,825	(d)
	Comstock Resources, Inc.
662,000	6.75%, due 3/1/2029	669,401	(d)
505,000	5.88%, due 1/15/2030	485,967	(d)

See Notes to Financial Statements	10

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Hilcorp Energy I L.P./Hilcorp Finance Co.
$520,000	6.25%, due 11/1/2028	$517,738	(d)
338,000	5.75%, due 2/1/2029	331,240	(d)
373,000	6.00%, due 2/1/2031	359,960	(d)
575,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	572,125	(d)
	Occidental Petroleum Corp.
345,000	8.00%, due 7/15/2025	371,737
600,000	5.50%, due 12/1/2025	610,500
240,000	5.55%, due 3/15/2026	246,000
560,000	6.13%, due 1/1/2031	588,594
225,000	7.50%, due 5/1/2031	256,500
565,000	7.88%, due 9/15/2031	660,587
335,000	6.60%, due 3/15/2046	365,150
1,040,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,012,086
310,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	300,700	(d)
1,310,000	Southwestern Energy Co., 4.75%, due 2/1/2032	1,238,775
605,000	Tap Rock Resources LLC, 7.00%, due 10/1/2026	611,177	(d)
		14,346,394

Environmental 0.2%
405,000	GFL Environmental, Inc., 4.38%, due 8/15/2029	359,316	(d)

Food - Wholesale 3.2%
	Performance Food Group, Inc.
1,390,000	5.50%, due 10/15/2027	1,348,891	(d)
525,000	4.25%, due 8/1/2029	466,583	(d)
380,000	Pilgrim's Pride Corp., 5.88%, due 9/30/2027	382,776	(d)
	Post Holdings, Inc.
65,000	5.50%, due 12/15/2029	59,150	(d)
865,000	4.63%, due 4/15/2030	739,575	(d)
300,000	4.50%, due 9/15/2031	249,480	(d)
	U.S. Foods, Inc.
1,365,000	4.75%, due 2/15/2029	1,260,850	(d)
460,000	4.63%, due 6/1/2030	411,700	(d)
		4,919,005

Forestry & Paper 0.4%
605,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	533,670	(d)

Gaming 3.6%
1,225,000	Boyd Gaming Corp., 4.75%, due 12/1/2027	1,157,797
	Caesars Entertainment, Inc.
1,185,000	8.13%, due 7/1/2027	1,238,325	(d)
460,000	4.63%, due 10/15/2029	394,450	(d)
120,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	108,876	(d)
730,000	SC Games Holdings L.P./ U.S. FinCo LLC, 6.63%, due 3/1/2030	693,500	(d)
1,240,000	Scientific Games Int'l, Inc., 7.00%, due 5/15/2028	1,269,496	(d)
730,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	706,275	(d)
		5,568,719

See Notes to Financial Statements	11

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Gas Distribution 14.8%
$1,800,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, due 5/15/2026	$1,882,782	(d)
	Buckeye Partners L.P.
910,000	4.13%, due 12/1/2027	839,475
460,000	5.85%, due 11/15/2043	366,850
785,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	751,637
2,250,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	2,075,175	(d)
70,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, due 5/1/2027	68,163	(d)
920,000	DCP Midstream LLC, 5.85%, due 5/21/2043	836,160	(d)(f)
305,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	291,574
	EQM Midstream Partners L.P.
250,000	6.50%, due 7/1/2027	252,500	(d)(e)
320,000	4.50%, due 1/15/2029	288,070	(d)
320,000	4.75%, due 1/15/2031	285,312	(d)
	EQT Midstream Partners L.P.
450,000	4.13%, due 12/1/2026	417,938
1,095,000	5.50%, due 7/15/2028	1,045,725
	Genesis Energy L.P./Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	156,750
270,000	6.25%, due 5/15/2026	251,775
275,000	8.00%, due 1/15/2027	269,703
645,000	7.75%, due 2/1/2028	620,813
125,000	Global Partners L.P./GLP Finance Corp., 6.88%, due 1/15/2029	121,883
735,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	745,775	(d)
610,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	591,008	(d)
685,000	ITT Holdings LLC, 6.50%, due 8/1/2029	606,225	(d)
	New Fortress Energy, Inc.
1,435,000	6.75%, due 9/15/2025	1,410,806	(d)
1,770,000	6.50%, due 9/30/2026	1,713,041	(d)
	NuStar Logistics L.P.
400,000	5.75%, due 10/1/2025	398,000
355,000	6.00%, due 6/1/2026	354,162	(e)
435,000	5.63%, due 4/28/2027	417,139	(e)
550,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	563,750	(d)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
585,000	5.75%, due 4/15/2025	468,000
445,000	8.50%, due 10/15/2026	415,465	(d)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
375,000	7.50%, due 10/1/2025	382,695	(d)
500,000	6.00%, due 3/1/2027	480,000	(d)
525,000	5.50%, due 1/15/2028	489,384	(d)
405,000	6.00%, due 12/31/2030	374,625	(d)
350,000	6.00%, due 9/1/2031	319,375	(d)
	Venture Global Calcasieu Pass LLC
525,000	3.88%, due 8/15/2029	479,063	(d)
525,000	4.13%, due 8/15/2031	476,438	(d)

See Notes to Financial Statements	12

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$1,270,000	Western Midstream Operating L.P., 4.55%, due 2/1/2030	$1,166,736	(i)
		22,673,972

Health Facilities 2.1%
470,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	457,714	(d)
	CHS/Community Health Systems, Inc.
227,000	8.00%, due 12/15/2027	235,163	(d)
530,000	6.88%, due 4/15/2029	464,821	(d)
455,000	5.25%, due 5/15/2030	398,876	(d)
480,000	4.75%, due 2/15/2031	406,800	(d)
	HCA, Inc.
485,000	5.38%, due 2/1/2025	498,944
360,000	5.88%, due 2/15/2026	372,780
415,000	3.50%, due 9/1/2030	371,769
		3,206,867

Health Services 2.7%
580,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	241,535	(d)
380,000	IQVIA, Inc., 5.00%, due 10/15/2026	378,100	(d)
1,275,000	Minerva Merger Sub, Inc., 6.50%, due 2/15/2030	1,173,561	(d)
819,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, due 2/1/2028	827,190	(d)
700,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	596,568	(d)
320,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	310,800	(d)
550,000	Vizient, Inc., 6.25%, due 5/15/2027	567,875	(d)
		4,095,629

Hotels 1.2%
1,895,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due
	10/1/2028	1,838,150	(d)

Insurance Brokerage 6.6%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,215,000	6.75%, due 10/15/2027	2,094,570	(d)
365,000	5.88%, due 11/1/2029	340,363	(d)
780,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	713,957	(d)
	AssuredPartners, Inc.
1,515,000	7.00%, due 8/15/2025	1,494,032	(d)
815,000	5.63%, due 1/15/2029	716,760	(d)
550,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	477,125	(d)
2,605,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,595,114	(d)
1,740,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	1,724,636	(d)
		10,156,557

Investments & Misc. Financial Services 0.5%
280,000	MoneyGram Int'l, Inc., 5.38%, due 8/1/2026	285,617	(d)
535,000	MSCI, Inc., 4.00%, due 11/15/2029	492,762	(d)
		778,379

See Notes to Financial Statements	13

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Machinery 1.3%
$1,175,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	$1,058,475	(d)
730,000	Terex Corp., 5.00%, due 5/15/2029	670,826	(d)
360,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	337,255	(d)
		2,066,556

Managed Care 3.1%
	Centene Corp.
895,000	4.63%, due 12/15/2029	866,830
445,000	2.50%, due 3/1/2031	369,906
170,000	HealthEquity, Inc., 4.50%, due 10/1/2029	155,338	(d)
880,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	772,622	(d)
	MPH Acquisition Holdings LLC
620,000	5.50%, due 9/1/2028	574,275	(d)
2,345,000	5.75%, due 11/1/2028	2,042,460	(d)
		4,781,431

Media Content 2.2%
1,070,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	948,544	(d)
	Sirius XM Radio, Inc.
1,855,000	5.50%, due 7/1/2029	1,783,880	(d)
690,000	3.88%, due 9/1/2031	582,712	(d)
		3,315,136

Medical Products 0.7%
	Mozart Debt Merger Sub, Inc.
710,000	3.88%, due 4/1/2029	620,370	(d)
575,000	5.25%, due 10/1/2029	500,250	(d)
		1,120,620

Metals - Mining Excluding Steel 4.1%
2,080,000	Century Aluminum Co., 7.50%, due 4/1/2028	2,087,800	(d)
	First Quantum Minerals Ltd.
965,000	6.88%, due 3/1/2026	967,413	(d)
1,020,000	6.88%, due 10/15/2027	1,025,100	(d)
	FMG Resources August 2006 Pty Ltd.
655,000	5.88%, due 4/15/2030	650,284	(d)
625,000	6.13%, due 4/15/2032	620,322	(d)
	Hudbay Minerals, Inc.
415,000	4.50%, due 4/1/2026	383,690	(d)
560,000	6.13%, due 4/1/2029	529,911	(d)
		6,264,520

Oil Field Equipment & Services 0.7%
635,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	647,827	(d)
347,000	TechnipFMC PLC, 6.50%, due 2/1/2026	359,145	(d)
		1,006,972

See Notes to Financial Statements	14

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Packaging 2.5%
$690,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 8/15/2027	$592,537	(d)
335,000	BWAY Holding Co., 7.25%, due 4/15/2025	317,413	(d)
270,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	243,454	(d)
495,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due
	9/15/2028	465,300	(d)
410,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	361,825	(d)
1,270,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,247,775	(d)
690,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	681,375	(d)
		3,909,679

Personal & Household Products 0.5%
335,000	Diamond BC BV, 4.63%, due 10/1/2029	288,177	(d)
575,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	505,552	(d)
		793,729

Pharmaceuticals 1.7%
305,000	Bausch Health Cos., Inc., 5.25%, due 2/15/2031	211,975	(d)
335,000	Grifols Escrow Issuer SA, 4.75%, due 10/15/2028	305,654	(d)
590,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/2031	533,212	(d)
	Valeant Pharmaceuticals Int'l, Inc.
858,000	6.13%, due 4/15/2025	860,523	(d)
760,000	5.50%, due 11/1/2025	735,300	(d)
		2,646,664

Rail 0.1%
145,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	139,925	(d)

Real Estate Development & Management 1.5%
	Realogy Group LLC/Realogy Co-Issuer Corp.
1,646,000	5.75%, due 1/15/2029	1,379,792	(d)
1,225,000	5.25%, due 4/15/2030	992,483	(d)
		2,372,275

Real Estate Investment Trusts 8.9%
1,250,000	American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, due 9/30/2028	1,064,300	(d)
	EPR Properties
430,000	4.50%, due 6/1/2027	413,617
180,000	3.75%, due 8/15/2029	159,385
	Hospitality Properties Trust
142,000	4.65%, due 3/15/2024	133,835
683,000	4.35%, due 10/1/2024	632,759
300,000	4.95%, due 2/15/2027	259,972
115,000	3.95%, due 1/15/2028	91,137
325,000	4.38%, due 2/15/2030	249,431

See Notes to Financial Statements	15

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Iron Mountain, Inc.
$2,605,000	5.25%, due 3/15/2028	$2,481,341	(d)
245,000	5.00%, due 7/15/2028	232,096	(d)
2,120,000	4.88%, due 9/15/2029	1,942,015	(d)
905,000	5.63%, due 7/15/2032	818,319	(d)
1,345,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	1,254,159
650,000	RLJ Lodging Trust L.P., 4.00%, due 9/15/2029	580,274	(d)
1,285,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	1,307,487	(d)
2,280,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	1,967,435	(d)
166,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	157,307	(d)
		13,744,869

Recreation & Travel 5.8%
	Carnival Corp.
205,000	7.63%, due 3/1/2026	200,644	(d)
990,000	5.75%, due 3/1/2027	896,460	(d)
1,095,000	9.88%, due 8/1/2027	1,180,131	(d)
1,005,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%,
	due 5/1/2025	1,010,025	(d)
315,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	309,094	(d)
900,000	Motion Bondco Designated Activity Co., 6.63%, due 11/15/2027	825,750	(d)
	NCL Corp. Ltd.
1,005,000	5.88%, due 3/15/2026	928,429	(d)
405,000	5.88%, due 2/15/2027	386,062	(d)
1,085,000	NCL Finance Ltd., 6.13%, due 3/15/2028	976,500	(d)
1,340,000	Royal Caribbean Cruises Ltd., 5.50%, due 4/1/2028	1,222,750	(d)
925,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	960,843	(d)
		8,896,688

Software - Services 3.7%
530,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	466,400	(d)
1,535,000	Condor Merger Sub, Inc., 7.38%, due 2/15/2030	1,373,364	(d)
975,000	Endurance Int'l Group Holdings, Inc., 6.00%, due 2/15/2029	789,146	(d)
645,000	Open Text Corp., 3.88%, due 12/1/2029	573,186	(d)
435,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	377,071	(d)
995,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	966,314	(d)
1,415,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	1,152,843	(d)
		5,698,324

Specialty Retail 3.1%
	Asbury Automotive Group, Inc.
275,000	4.63%, due 11/15/2029	247,536	(d)
185,000	5.00%, due 2/15/2032	164,188	(d)
	Carvana Co.
400,000	5.63%, due 10/1/2025	346,424	(d)
1,080,000	5.50%, due 4/15/2027	864,270	(d)
865,000	4.88%, due 9/1/2029	631,277	(d)

See Notes to Financial Statements	16

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$525,000	Crocs, Inc., 4.13%, due 8/15/2031	$418,982	(d)
	Gap, Inc.
265,000	3.63%, due 10/1/2029	215,552	(d)
310,000	3.88%, due 10/1/2031	247,132	(d)
645,000	L Brands, Inc., 6.63%, due 10/1/2030	641,520	(d)
720,000	LCM Investments Holdings II LLC, 4.88%, due 5/1/2029	630,950	(d)
365,000	Petsmart, Inc./Petsmart Finance Corp., 4.75%, due 2/15/2028	339,450	(d)
		4,747,281

Steel Producers - Products 1.2%
420,000	Allegheny Technologies, Inc., 4.88%, due 10/1/2029	382,162
440,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	448,018
409,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	439,675	(d)
670,000	TMS Int'l Corp., 6.25%, due 4/15/2029	582,900	(d)
		1,852,755

Support - Services 14.3%
830,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	686,825	(d)
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
565,000	4.63%, due 6/1/2028	500,025	(d)
415,000	4.63%, due 6/1/2028	364,163	(d)
	APX Group, Inc.
2,090,000	6.75%, due 2/15/2027	2,071,712	(d)
855,000	5.75%, due 7/15/2029	700,544	(d)
	Aramark Services, Inc.
1,660,000	6.38%, due 5/1/2025	1,690,494	(d)
300,000	5.00%, due 2/1/2028	279,765	(d)
1,405,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,316,808	(d)
530,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	467,078	(d)
880,000	Garda World Security Corp., 6.00%, due 6/1/2029	729,159	(d)
	Hertz Corp.
605,000	4.63%, due 12/1/2026	551,470	(d)
585,000	5.00%, due 12/1/2029	511,875	(d)
785,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	767,338	(d)
1,025,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	1,036,531	(d)
530,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	502,175	(d)
	McGraw-Hill Ed., Inc.
675,000	5.75%, due 8/1/2028	602,438	(d)
445,000	8.00%, due 8/1/2029	398,275	(d)
	Nielsen Finance LLC/Nielsen Finance Co.
1,755,000	5.63%, due 10/1/2028	1,700,648	(d)
805,000	5.88%, due 10/1/2030	772,027	(d)
150,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	138,375	(d)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
345,000	5.75%, due 4/15/2026	330,769	(d)
990,000	6.25%, due 1/15/2028	887,387	(d)
270,000	Ritchie Bros Holdings, Inc., 4.75%, due 12/15/2031	270,000	(d)

See Notes to Financial Statements	17

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	SRS Distribution, Inc.
$475,000	4.63%, due 7/1/2028	$434,867	(d)
265,000	6.13%, due 7/1/2029	233,857	(d)
505,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	484,901	(d)
	United Rentals N.A., Inc.
250,000	5.25%, due 1/15/2030	242,500
1,630,000	3.75%, due 1/15/2032	1,418,100
735,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	704,556	(d)
860,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	787,975	(d)
380,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	355,300	(d)
		21,937,937

Technology Hardware & Equipment 2.6%
925,000	CommScope Finance LLC, 8.25%, due 3/1/2027	786,250	(d)
	CommScope Technologies LLC
929,000	6.00%, due 6/15/2025	812,875	(d)
1,375,000	5.00%, due 3/15/2027	1,079,375	(d)
	CommScope, Inc.
660,000	7.13%, due 7/1/2028	526,350	(d)
305,000	4.75%, due 9/1/2029	255,007	(d)
550,000	Imola Merger Corp., 4.75%, due 5/15/2029	511,500	(d)
		3,971,357

Telecom - Wireless 1.6%
	Sprint Capital Corp.
885,000	6.88%, due 11/15/2028	971,367
180,000	8.75%, due 3/15/2032	228,749
70,000	Sprint Corp., 7.63%, due 2/15/2025	74,463
	T-Mobile USA, Inc.
410,000	2.25%, due 2/15/2026	377,200
405,000	2.63%, due 4/15/2026	375,637
575,000	2.63%, due 2/15/2029	497,064
		2,524,480

Telecom - Wireline Integrated & Services 12.6%
2,355,000	Altice France Holding SA, 6.00%, due 2/15/2028	1,944,830	(d)
	Altice France SA
1,960,000	8.13%, due 2/1/2027	1,974,700	(d)
675,000	5.50%, due 1/15/2028	594,844	(d)
	Consolidated Communications, Inc.
540,000	5.00%, due 10/1/2028	441,288	(d)
500,000	6.50%, due 10/1/2028	435,671	(d)
	Frontier Communications Corp.
3,215,000	5.88%, due 10/15/2027	3,078,362	(d)
235,000	6.75%, due 5/1/2029	211,759	(d)
1,145,000	5.88%, due 11/1/2029	994,003
650,000	6.00%, due 1/15/2030	565,559	(d)(e)

See Notes to Financial Statements	18

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Iliad Holding SASU
$250,000	6.50%, due 10/15/2026	$240,303	(d)
225,000	7.00%, due 10/15/2028	212,625	(d)
	Level 3 Financing, Inc.
1,845,000	4.63%, due 9/15/2027	1,658,194	(d)
1,395,000	3.75%, due 7/15/2029	1,133,437	(d)
	Lumen Technologies, Inc.
1,645,000	4.50%, due 1/15/2029	1,299,797	(d)
1,275,000	5.38%, due 6/15/2029	1,038,245	(d)
	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
615,000	6.00%, due 2/15/2028	514,571	(d)
375,000	10.75%, due 6/1/2028	384,375	(d)
800,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	696,000	(d)
1,570,000	Virgin Media Vendor Financing Notes IV Designated Activity Co., 5.00%, due 7/15/2028	1,426,282	(d)
645,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	540,187	(d)
		19,385,032

Theaters & Entertainment 0.9%
	Live Nation Entertainment, Inc.
655,000	6.50%, due 5/15/2027	679,432	(d)
770,000	4.75%, due 10/15/2027	723,415	(d)
		1,402,847
	Total Corporate Bonds (Cost $250,451,879)	230,757,587

Convertible Bonds 1.0%

Media 1.0%
1,862,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $1,762,060)	1,596,665

Asset-Backed Securities 4.6%
500,000	AIG CLO Ltd., Ser. 2019-2A, Class ER, (3M USD LIBOR + 6.40%), 7.58%, due 10/25/2033	481,254	(a)(d)(j)
500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 8.38%, due 10/15/2032	495,515	(a)(d)(j)
500,000	Balboa Bay Loan Funding Ltd., Ser. 2021-2A, Class E, (3M USD LIBOR + 6.60%), 6.81%, due
	1/20/2035	486,520	(a)(d)(j)
250,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 7.04%, due 7/18/2029	239,561	(a)(d)(j)
500,000	Carlyle U.S. CLO Ltd., Ser. 2020-2A, Class DR, (3M USD LIBOR + 6.70%), 7.88%, due 1/25/2035	489,794	(a)(d)(j)
500,000	Catskill Park CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.00%), 7.06%, due 4/20/2029	469,370	(a)(d)(j)
350,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class ER, (3M USD LIBOR + 6.50%), 7.56%, due
	10/20/2032	335,176	(a)(d)(j)
250,000	Crown City CLO II, Ser. 2020-2A, Class DR, (3M CME Term SOFR + 7.11%), 7.96%, due
	4/20/2035	230,399	(a)(d)(j)
250,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 6.54%, due
	1/15/2031	227,439	(a)(d)(j)
1,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 6.38%, due 7/25/2031	931,908	(a)(d)(j)
500,000	OCP CLO Ltd., Ser. 2019-17A, Class ER, (3M USD LIBOR + 6.50%), 7.56%, due 7/20/2032	472,882	(a)(d)(j)
1,000,000	Octagon Investment Partners 48 Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.70%), 7.76%,
	due 10/20/2034	979,811	(a)(d)(j)
1,000,000	Parallel 2021-2 Ltd., Ser. 2021-2A, Class D, (3M USD LIBOR + 7.20%), 8.26%, due 10/20/2034	930,700	(a)(d)(j)

See Notes to Financial Statements	19

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$250,000	Voya CLO Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.60%), 7.66%, due 7/20/2032	$241,075	(a)(d)(j)
	Total Asset-Backed Securities (Cost $7,103,205)	7,011,404

NUMBER OF SHARES

Short-Term Investments 0.8%
Investment Companies 0.8%
1,208,367	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.29%(k)
	(Cost $1,208,367)	1,208,367	(e)
	Total Investments 161.4% (Cost $268,230,778)	248,153,468
	Liabilities Less Other Assets (12.0)%	(18,389,067)	(l)
	Liquidation Preference of Mandatory Redeemable Preferred Shares (49.4)%	(76,000,000)
	Net Assets Applicable to Common Stockholders 100.0%	$153,764,401

(a)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2022 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of April 30, 2022 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2022, these securities amounted to $198,158,251, which represents 128.9% of net assets applicable to common stockholders of the Fund.

(e)	All or a portion of this security is segregated in connection with obligations for swap contracts and/or delayed delivery securities with a total value of $3,273,935.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Payment-in-kind (PIK) security.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of April 30, 2022. (j) Value determined using significant unobservable inputs.

(j)	Value determined using significant unobservable inputs.
(k)	Represents 7-day effective yield as of April 30, 2022.
(l)	Includes the impact of the Fund's open positions in derivatives at April 30, 2022.

See Notes to Financial Statements	20

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited) (cont’d)

Positions By Country
	Investments	Percentage of
Country	at Value	Net Assets
United States	$216,680,267	140.9%
Cayman Islands	8,898,767	5.8%
Canada	5,337,713	3.5%
United Kingdom	3,504,614	2.3%
France	3,022,472	2.0%
Luxembourg	2,193,385	1.4%
Zambia	1,992,513	1.3%
Switzerland	1,493,260	0.9%
Australia	1,270,606	0.8%
Ireland	693,550	0.5%
Netherlands	681,375	0.4%
Finland	533,670	0.4%
Germany	337,255	0.2%
Spain	305,654	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(76,000,000)	(49.4)%
Short-Term Investments and Other Liabilities-Net	(17,180,700)	(11.2)%
	$153,764,401	100.0%

See Notes to Financial Statements	21

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited) (cont’d)
Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At April 30, 2022, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps
		Fund						Accrued
		Receives/			Frequency			Net
		Pays			of Fund		Unrealized	Interest
	Notional	Floating	Floating Rate	Annual	Receipt/	Maturity	Appreciation/	Receivable/
Clearinghouse	Amount	Rate	Index	Fixed-Rate	Payment	Date	(Depreciation)	(Payable)	Value
CME	USD 25,000,000	Receive	3M LIBOR	0.29%	3M/6M	6/21/2023	$662,276	$373	$662,649
CME	USD 20,000,000	Receive	3M LIBOR	0.33%	3M/6M	7/3/2023	539,935	(5,596)	534,339
Total							$1,202,211	$(5,223)	$1,196,988

For the six months ended April 30, 2022, the average notional value for the months where the Fund had interest rate swaps outstanding was $45,000,000 when the Fund paid the fixed rate.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's investments as of April 30, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments(a)	$—	$7,579,445	$—	$7,579,445
Corporate Bonds(a)	—	230,757,587	—	230,757,587
Convertible Bonds(a)	—	1,596,665	—	1,596,665
Asset-Backed Securities	—	—	7,011,404	7,011,404
Short-Term Investments	—	1,208,367	—	1,208,367
Total Investments	$—	$241,142,064	$7,011,404	$248,153,468

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements	22

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)(cont’d)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

										Net change
										in unrealized
										appreciation/
										(depreciation)
	Beginning			Change						from
	balance,	Accrued		in unrealized			Transfers	Transfers	Balance,	investments
	as of	discounts/	Realized	appreciation/			into	out of	as of	still held as of
	11/1/2021	(premiums)	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	4/30/2022	4/30/2022
Investments in
Securities:
Asset-Backed
Securities(c)	$—	$—	$—	$(262,948)	$747,500	$—	$6,526,852	$—	$7,011,404	$(262,948)
Total	$—	$—	$—	$(262,948)	$747,500	$—	$6,526,852	$—	$7,011,404	$(262,948)

(c)	Asset-Backed Collateralized Loan Obligations rated below investment grade are generally deemed Level 3 by Management.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's derivatives as of April 30, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$1,196,988	$—	$1,196,988
Total	$—	$1,196,988	$—	$1,196,988

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements	23

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman

HIGH YIELD
STRATEGIES
FUND INC.
April 30, 2022
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$248,153,468
Interest receivable	3,842,773
Receivable for securities sold	28,590
Receivable for accumulated variation margin on centrally cleared swap contracts (Note A)	1,196,988
Prepaid expenses and other assets	4,618
Total Assets	253,226,437

Liabilities
Notes payable (net of unamortized deferred issuance costs of $175,930) (Note A)	19,324,070
Mandatory Redeemable Preferred Shares, Series C ($12.50 liquidation preference per share; 6,080,000 shares
issued and outstanding) (Note A)	76,000,000
Distributions payable—preferred shares	450,481
Distributions payable—common stock	13,950
Cash collateral segregated for centrally cleared swap contracts due to broker (Note A)	737,360
Payable to investment manager (Note B)	126,081
Payable for securities purchased	2,436,761
Payable to administrator (Note B)	10,507
Payable to directors	2,682
Interest payable (Note A)	37,043
Other accrued expenses and payables	323,101
Total Liabilities	99,462,036
Net Assets applicable to Common Stockholders	$153,764,401

Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$202,137,609
Total distributable earnings/(losses)	(48,373,208)
Net Assets applicable to Common Stockholders	$153,764,401
Shares of Common Stock Outstanding ($0.0001 par value; 992,397,100 shares authorized)	14,668,559
Net Asset Value Per Share of Common Stock Outstanding	$10.48

* Cost of Investments:
(a) Unaffiliated Issuers	$268,230,778

See Notes to Financial Statements	24

Statement of Operations (Unaudited)

Neuberger Berman

HIGH YIELD
STRATEGIES
FUND INC.
For the Six
Months Ended
April 30, 2022
Investment Income:
Income (Note A):
Interest and other income-unaffiliated issuers	$7,459,733
Income from securities loaned-net	42,002
Total income	$7,501,735
Expenses:
Investment management fees (Note B)	795,039
Administration fees (Note B)	66,253
Audit fees	36,234
Basic maintenance (Note A)	6,199
Custodian and accounting fees	57,219
Insurance	3,729
Legal fees	160,141
Stockholder reports	117,590
Stock exchange listing fees	4,164
Stock transfer agent fees	14,730
Distributions to mandatory redeemable preferred shareholders (Note A)	904,996
Directors’ fees and expenses	22,306
Interest	217,535
Miscellaneous	24,140
Total expenses	2,430,275
Net investment income/(loss)	$5,071,460
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(1,288,682)
Expiration or closing of swap contracts	(32,114)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(24,231,541)
Swap contracts	1,057,765
Net gain/(loss) on investments	(24,494,572)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$(19,423,112)

See Notes to Financial Statements	25

Statements of Changes in Net Assets

Neuberger Berman

	HIGH YIELD
	STRATEGIES FUND INC.
	Six Months Ended	Fiscal Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$5,071,460	$11,439,916
Net realized gain/(loss) on investments	(1,320,796)	15,377,349
Change in net unrealized appreciation/(depreciation) of investments	(23,173,776)	(18,561)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting
from operations	(19,423,112)	26,798,704
Distributions to Common Stockholders From (Note A):
Distributable earnings	(7,964,107)	(11,528,512)
Tax return of capital	—	(4,832,395)
Total distributions to Common Stockholders	(7,964,107)	(16,360,907)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends and distributions	59,569	103,128
Payments for shares repurchased in connection with common stock tender offer (Note E)	—	(58,768,306)
Net increase/(decrease) from capital share transactions	59,569	(58,665,178)
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	(27,327,650)	(48,227,381)
Net Assets Applicable to Common Stockholders:
Beginning of period	181,092,051	229,319,432
End of period	$153,764,401	$181,092,051

See Notes to Financial Statements	26

Statement of Cash Flows (Unaudited)

Neuberger Berman

HIGH YIELD
STRATEGIES
FUND INC.
For the
Six Months Ended
April 30, 2022
Increase/(Decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets applicable to Common Stockholders resulting from operations	$(19,423,112)
Adjustments to reconcile net increase in net assets applicable to Common Stockholders resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
Purchase of investment securities	(60,029,482)
Proceeds from disposition of investment securities	52,802,685
Purchase/sale of short-term investment securities, net	21,417,568
Increase/decrease in receivable/payable for accumulated variation margin on centrally cleared swap contracts	(1,057,765)
Increase in interest receivable	(223,581)
Decrease in unamortized deferred issuance costs	67,486
Decrease in receivable for securities lending income	5,059
Decrease in prepaid expenses and other assets	13,986
Decrease in receivable for securities sold	349,489
Decrease in payable for collateral on loaned securities	(9,778,010)
Increase in distributions payable on preferred shares	19,609
Decrease in payable for securities purchased	(3,197,585)
Increase in interest payable	13,963
Net amortization/(accretion) of premium/(discount) on investments	295,841
Decrease in payable to investment manager	(15,366)
Decrease in payable to directors	(11,207)
Decrease in payable to administrator	(1,280)
Increase in other accrued expenses and payables	87,369
Unrealized depreciation on investment securities of unaffiliated issuers	24,231,541
Net realized loss from transactions in investment securities of unaffiliated issuers	1,288,682
Net cash provided by (used in) operating activities	$6,855,890
Cash flows from financing activities:
Cash distributions paid on common stock	(7,905,059)
Net cash provided by (used in) financing activities
Net increase/(decrease) in cash and restricted cash	(1,049,169)
Cash:
Cash and restricted cash at beginning of period	311,809
Cash and restricted cash at end of period	$(737,360)
Supplemental disclosure
Cash paid for interest	$203,572

The following table provides a reconciliation of cash and restricted cash, if any, reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	April 30, 2022	October 31, 2021
Cash	$—	$ —
Deposit for derivative collateral
Cash collateral segregated for centrally cleared swap contracts due from/(to) broker	(737,360)	311,809
Total cash and restricted cash as shown in the Statement of Cash Flows	$(737,360)	$311,809

See Notes to Financial Statements	27

Notes to Financial Statements High Yield Strategies Fund Inc.
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1

General: Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) was organized as a Maryland corporation on March 18, 2010, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. The Fund is currently a diversified fund. The Fund’s Board of Directors (the “Board”) may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2

Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●Level 1 – unadjusted quoted prices in active markets for identical investments
●Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

28

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

29

3

Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4

Income tax information: It is the policy of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

ASC 740 “Income Taxes” sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2022, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at April 30, 2022 was $268,551,950. The estimated gross unrealized appreciation was $2,468,492 and estimated gross unrealized depreciation was $21,488,231 resulting in net unrealized depreciation in value of investments of $19,019,739 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common stock of the Fund. For the year ended October 31, 2021, the Fund recorded permanent reclassifications primarily related to nondeductible restructuring costs. For the year ended October 31, 2021, the Fund recorded the following permanent reclassifications:

Total
Distributable
Paid-in Capital	Earnings/(Losses)
$(136,090)	$136,090

The tax character of distributions paid during the years ended October 31, 2021, and October 31, 2020, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2021	2020	2021	2020	2021	2020	2021	2020
$13,351,098	$16,669,919	$—	$—	$4,832,395	$6,171,475	$18,183,493	$22,841,394

As of October 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed	Undistributed	Unrealized	Loss	Other
Ordinary	Long-Term	Appreciation/	Carryforwards	Temporary
Income	Capital Gain	(Depreciation)	and Deferrals	Differences	Total
$—	$—	$4,014,813	$(24,553,057)	$(447,745)	$(20,985,989)

30

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, timing differences of fund level distributions, tax adjustments related to swap contracts and amortization of bond premium.

To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2021, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$24,553,057	$—

During the year ended October 31, 2021, the Fund utilized capital loss carryforwards of $15,527,383.

5	Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

6

Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. The Fund has adopted a policy to pay common stockholders a stable monthly distribution. The Fund’s ability to satisfy its policy will depend on a number of factors, including the amount and stability of income received from its investments, the availability of capital gains, distributions paid on any preferred shares, interest paid on any notes and the level of other Fund fees and expenses. In an effort to maintain a stable monthly distribution amount, the Fund may pay distributions consisting of net investment income, net realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and net realized capital gains. The composition of the Fund’s distributions for the calendar year 2022 will be reported to Fund stockholders on IRS Form 1099-DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the U.S. Internal Revenue Code. Distributions to common stockholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Distributions to preferred stockholders are accrued and determined as described in Note A-8.

On April 7, 2022, the Fund declared a monthly distribution to common stockholders in the amount of $0.0905 per share, payable on May 31, 2022 to stockholders of record on May 4, 2022, with an ex-date of May 3, 2022. Subsequent to April 30, 2022, the Fund declared a monthly distribution on May 31, 2022 to common stockholders in the amount of $0.0905 per share, payable on June 30, 2022 to stockholders of record on June 15, 2022, with an ex-date of June 14, 2022.

7

Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

8

Financial leverage: In September 2013, the Fund issued privately placed notes (“PNs”) with an aggregate principal value of $90,000,000 and Mandatory Redeemable Preferred Shares, Series B with an aggregate liquidation preference of $35,000,000. In August 2020, the Fund issued Mandatory Redeemable Preferred Shares, Series C

31

(“MRPS” and, together with the PNs, “Private Securities”) with an aggregate liquidation preference of $95,000,000. The Fund used the proceeds from the issuance of the MRPS to repurchase the outstanding Mandatory Redeemable Preferred Shares, Series B and to prepay $60,000,000 of the aggregate principal balance of the PNs. In December 2020, in connection with the reduction in the Fund’s asset level following the tender offer (Note E), the Fund prepaid $10,500,000 of the outstanding PNs and redeemed $19,000,000 of the MRPS, reducing the PNs aggregate principal value to $19,500,000 and the MRPS aggregate liquidation preference to $76,000,000. The PNs have a maturity date of September 18, 2023 and the MRPS have a maturity date of August 3, 2023. The interest on the PNs is accrued daily and paid quarterly. The MRPS have a liquidation preference of $12.50 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon (“Liquidation Value”). Distributions on the MRPS are accrued daily and paid quarterly. For financial reporting purposes only, the liquidation preference of the MRPS is recognized as a liability in the Statement of Assets and Liabilities.

During the six months ended April 30, 2022, the average principal balance outstanding and average annualized interest rate of the PNs were $19,500,000 and 1.55%, respectively. During the six months ended April 30, 2022, the average aggregate liquidation preference outstanding and average annualized distribution rate of the MRPS were $76,000,000 and 2.40%.

The table below sets forth key terms of the MRPS.

	Mandatory			Aggregate
	Redemption	Interest	Shares	Liquidation
Series	Date	Rate	Outstanding	Preference
Series C	8/3/23	2.45%*	6,080,000	$76,000,000

*Current floating rate as of April 30, 2022.

The Fund has paid organizational expenses which are being amortized over the life of the PNs and MRPS. The expenses are included in the Interest expense that is reflected in the Statement of Operations.

The Fund may redeem the MRPS or prepay the PNs, in whole or in part, at its option after giving notice to the relevant holders of the Private Securities but may incur additional expenses on the MRPS if it chooses to so redeem. The Fund is also subject to certain restrictions relating to the Private Securities. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common stockholders or repurchasing shares of common stock and/or could trigger the mandatory redemption of the MRPS at Liquidation Value and certain expenses and/or mandatory prepayment of the PNs at par plus accrued but unpaid interest and certain expenses. The holders of the MRPS are entitled to one vote per share and will vote with holders of shares of common stock as a single class, except that the holders of the MRPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the MRPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on the MRPS for two consecutive years.

Subsequent to April 30, 2022, on June 3, 2022, in connection with the increase in the Fund’s asset level following the rights offering (Note F), the Fund issued a privately placed note with a principal value of $26,500,000 (“Series B Note”). The Series B Note has a maturity date of September 18, 2023 and interest on the Series B Note is accrued daily and paid quarterly.

9

Concentration of credit risk: The Fund will normally invest at least 80% of its total assets in high yield debt securities of U.S. and foreign issuers, which include securities that are rated below investment grade by a rating agency or are unrated debt securities determined to be of comparable quality by the Fund’s investment manager.

Due to the likelihood of volatility and potential illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments relating to the issuer or its industry in general,

32

the value and/or price of the Fund’s shares of common stock may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.

10

Derivative instruments: The Fund’s use of derivatives during the six months ended April 30, 2022, is described below. Please see the Schedule of Investments for the Fund’s open positions in derivatives, at April 30, 2022. The disclosure requirements of ASC 815 “Derivatives and Hedging” (“ASC 815”) distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.

Interest rate swap contracts: During the six months ended April 30, 2022, the Fund used interest rate swaps to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. Under the terms of the interest rate swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligations on the Fund’s Private Securities. The fixed-rate and variable rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. The Fund segregates cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any interest rate swap transaction, marked to market daily. There is no guarantee that these interest rate swap transactions will be successful in reducing or limiting risk.

Risks may arise if the counterparty to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.

Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/ losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund’s total net assets applicable to common stockholders or its total net increase (decrease) in net assets applicable to common stockholders resulting from operations.

Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest received or paid on swap contracts to determine the fair value of swaps.

33

At April 30, 2022, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives	Interest Rate Risk	Statement of Assets and Liabilities Location
Centrally cleared swaps(a)	$1,196,988	Receivable for accumulated variation margin on centrally cleared swap contracts

Total Value - Assets	$1,196,988

(a)	“Centrally cleared swaps” reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap contracts plus accrued interest as of April 30, 2022.

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended April 30, 2022, was as follows:

Realized Gain/(Loss)
	Interest Rate Risk	Statement of Operations Location
Swaps	$(32,114)	Net realized gain/(loss) on:
Total Realized Gain/(Loss)	$(32,114)	Expiration or closing of swap contracts

Change in Appreciation/(Depreciation)
	Interest Rate Risk	Statement of Operations Location
Swaps	$1,057,765	Change in net unrealized appreciation/
Total Change in Appreciation/(Depreciation)	$1,057,765	(depreciation) in value of: Swap contracts

11

Securities lending: The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of April 30, 2022, the Fund did not have any outstanding loans of securities.

12

When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

34

13

Indemnifications: Like many other companies, the Fund’s organizational documents provide that its officers (“Officers”) and directors (“Directors”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

14

Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements and the terms of the Private Securities, the Fund is required to provide the rating agency and holders of Private Securities a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the basic maintenance amount, which is the minimum level set by the rating agency as one of the conditions to maintain the rating on the PNs and the MRPS. “Discounted value” refers to the fact that the rating agency requires the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. The Fund pays State Street for the preparation of this report, which is reflected in the Statement of Operations under the caption “Basic maintenance (Note A).”

15

Unfunded loan commitments: The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of April 30, 2022, the Fund had no outstanding unfunded loan commitments.

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee computed at an annual rate of 0.60% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any MRPS outstanding and principal amount of the PNs are not considered liabilities.

The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at an annual rate of 0.05% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

Note C—Securities Transactions:

During the six months ended April 30, 2022, there were purchase and sale transactions of long-term securities (excluding swap contracts) of $56,342,951 and $49,116,176, respectively.

Note D—Capital:

Transactions in shares of common stock for the six months ended April 30, 2022, and for the year ended October 31, 2021 were as follows:

For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
Stock Issued on Reinvestment of Dividends and Distributions	Net Increase/ (Decrease) In Common Stock Outstanding	Stock Issued on Reinvestment of Dividends and Distributions	Repurchase of Common Stock in connection with Tender Offer (Note E)	Net Increase/ (Decrease) In Common Stock Outstanding
4,957	4,957	8,163	(4,885,146)	(4,876,983)

35

Note E—Common Stock Tender Offer:

On November 10, 2020, the Fund commenced a tender offer to purchase up to 25% of its outstanding shares of common stock for cash at a price equal to 96% of its NAV per share determined on December 10, 2020. The Fund’s tender offer expired on December 10, 2020 at 5:00 p.m., New York City time.

In accordance with the terms of the tender offer, since the tender offer was oversubscribed, the Fund purchased 25% of its outstanding shares of common stock on a pro-rata basis, with appropriate adjustment to avoid purchase of fractional shares of common stock, based on the number of shares properly tendered. The Fund purchased 4,885,146 shares of common stock at a purchase price of $12.03 per share, representing 96% of the NAV per share as of the close of the regular trading session of the NYSE on December 10, 2020. Shares of the Fund’s common stock that were tendered but were not purchased remain outstanding.

Note F—Common Stock Rights Offering:

On April 19, 2022 (the “Record Date”), the Fund commenced a transferable rights offering (the “Offer”) whereby the Fund issued one transferable right (a “Right”) for each share of common stock of the Fund held by stockholders of record as of the Record Date. Pursuant to the Offer, holders of Rights were entitled to purchase shares of common stock by submitting three Rights and the subscription price per share for each share purchased. The Offer expired at 5:00 p.m. Eastern Time on May 17, 2022 (the “Expiration Date”). The final subscription price of $8.60 per share of common stock was equal to 87% of the Fund’s NAV per share of common stock at the close of trading on the NYSE American on the Expiration Date. The Offer resulted in the issuance of 4,763,981 shares of common stock and the gross proceeds of the Offer were approximately $40.9 million.

Note G—Recent Accounting Pronouncement:

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund’s financial statements.

Note H—Other Matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

36

Russia’s Invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Note I—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

37

Financial Highlights

High Yield Strategies Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “—” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30,
	2022		Year Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Common Stock Net Asset Value,
Beginning of Period	$12.35		$11.74	$12.67	$12.45	$13.43	$13.12
Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.35		0.75	0.73	0.78	0.76	0.87
Net Gains or (Losses) on Securities (both
realized and unrealized)	(1.68)		0.78	(0.57)	0.38	(0.92)	0.35
Total From Investment Operations
Applicable to Common Stockholders	(1.33)		1.53	0.16	1.16	(0.16)	1.22
Less Distributions to Common
Stockholders From:
Net Investment Income	(0.54)		(0.77)	(0.77)	(0.82)	(0.79)	(0.87)
Tax Return of Capital	—		(0.32)	(0.32)	(0.12)	(0.03)	(0.04)
Total Distributions to
Common Stockholders	(0.54)		(1.09)	(1.09)	(0.94)	(0.82)	(0.91)
Accretive Effect of Common Stock
Tender Offer	—		0.17 [d]	—	—	—	—
Common Stock Net Asset Value,
End of Period	$10.48		$12.35	$11.74	$12.67	$12.45	$13.43
Common Stock Market Value, End of Period	$9.76		$13.16	$10.75	$11.93	$10.33	$12.13
Total Return, Common Stock
Net Asset Value †	(10.97	)%*	14.81%[a]	2.28%	10.43%	(0.20)%[a]	10.41	%ab
Total Return, Common Stock Market Value †	(22.19	)%*	33.61%[a]	(0.53)%	25.32%	(8.32)%[a]	12.70	%ab
Supplemental Data/Ratios
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$153.8		$181.1	$229.3	$247.5	$243.3	$262.5
Preferred Stock Outstanding, End of Period
(in millions)^^	$76.0		$76.0	$95.0	$35.0	$35.0	$35.0
Preferred Stock Liquidation Preference
Per Share^^	$12.50		$12.50	$12.50	$25,000	$25,000	$25,000
Ratios are Calculated Using Average
Net Assets Applicable to Common
Stockholders
Ratio of Gross ExpensesØØ	2.85	%**	2.55%	3.17%	3.52%	2.96%	2.47%
Ratio of Net ExpensesØØ	2.85	%**	2.55%	3.17%	3.52%	2.96%	2.45%[c]
Ratio of Net Investment Income/(Loss)
Excluding Preferred Stock Distributions	5.96	%**	5.96%	6.21%	6.20%	5.88%	6.56%[c]
Portfolio Turnover Rate	19	%*	66%	102%	89%	62%	65%
Asset Coverage Per Share of
Preferred Stock, End of Period¢	$38		$42	$43	$201,899	$198,912	$212,582
Notes Payable (in millions)	$19.3	^	$19.3 ^	$29.6 ^	$89.9 ^	$89.9 ^	$89.9	^
Asset Coverage Per $1,000 of
Notes Payable¢¢	$12,915		$14,374	$11,969	$4,147	$4,103	$4,308

See Notes to Financial Highlights	38

Notes to Financial Highlights
High Yield Strategies Fund Inc. (Unaudited)

@	Calculated based on the average number of shares of common stock outstanding during each fiscal period.

†

Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock, when sold, may be worth more or less than original cost.

^	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

Six Months Ended April 30,	Year Ended October 31,
2022	2021	2020	2019	2018	2017
$175,930	$243,416	$379,506	$88,436	$110,770	$133,104

*	Not annualized.

**	Annualized.

^^

From September 18, 2013 to August 4, 2020, the Fund had 1,400 Mandatory Redeemable Preferred Shares, Series B outstanding. From August 5, 2020 to December 13, 2020, the Fund had 7,600,000 MRPS outstanding. Effective December 14, 2020, the Fund has 6,080,000 MRPS outstanding (see Note A of the Notes to Financial Statements).

ØØ

Distributions to mandatory redeemable preferred stockholders and interest expense is included in expense ratios. The annualized ratios of distributions to mandatory redeemable preferred stockholders and interest expense to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2022	2021	2020	2019	2018	2017
Distributions to mandatory redeemable
preferred stockholders	0.18%	0.15%	0.71%	0.71%	0.62%	0.48%
Interest	1.06%	0.95%	0.89%	1.38%	1.16%	0.81%

¢

Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares and accumulated unpaid distributions on mandatory redeemable preferred shares) from the Fund’s total assets and dividing by the number of mandatory redeemable preferred shares outstanding.

¢¢

Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares, the outstanding principal of the PNs and accumulated unpaid liabilities on the PNs and the mandatory redeemable preferred shares) from the Fund’s total assets and dividing by the outstanding Notes Payable balance.

a	The class action proceeds received in 2021, 2018 and 2017 had no impact on the Fund’s total returns for the years ended October 31, 2021, 2018 or 2017.

b

In May 2016, the Fund’s custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period. These amounts had no impact on the Fund’s total return for the year ended October 31, 2017.

c

The custodian expenses refund noted in (b) above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets applicable to common stockholders and the annualized ratio of net investment income/(loss) to average net assets applicable to common stockholders would have been:

Ratio of	Ratio of Net Investment Income/(Loss)
Net Expenses to Average Net Assets	to Average Net Assets Applicable to
Applicable to Common Stockholders	Common Stockholders
Year Ended October 31, 2017	Year Ended October 31, 2017
2.47%	6.54%

d	During the year ended October 31, 2021, the Fund conducted a tender offer and repurchased 25% of its outstanding shares of common stock at a price equal to 96% of the Fund’s NAV per share. During the year ended October 31, 2021, final payment for the tender offer was made at $12.03 per share representing 96% of the NAV per share on December 10, 2020.

39

Distribution Reinvestment Plan for the Fund

American Stock Transfer & Trust Company, LLC (the “Plan Agent”) will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a “Participant”), will open an account for each Participant under the Distribution Reinvestment Plan (“Plan”) in the same name as their then-current shares of the Fund’s common stock (“Shares”) are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an “ex-dividend” basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each

40

Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.

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Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

42

Directory

Investment Manager and Administrator Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104-0002 877.461.1899	Plan Agent American Stock Transfer & Trust Company, LLC Plan Administration Department P.O. Box 922 Wall Street Station New York, NY 10269-0560

Custodian State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Overnight correspondence should be sent to: American Stock Transfer & Trust Company, LLC 6201 15th Avenue Brooklyn, NY 11219

Transfer Agent American Stock Transfer & Trust Company, LLC 6201 15th Avenue Brooklyn, NY 11219 Shareholder Services 866.227.2136	Legal Counsel K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

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Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

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FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■Social Security numbers, dates of birth and other numerical identifiers
■Names and addresses
■Driver’s licenses, passports and other identification documents
■Usernames and passwords
■Internet protocol addresses and other network activity information
■Income, credit history, credit scores, assets, transaction history and other financial information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include physical, electronic and procedural safeguards, including secured files and buildings.

We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?

We collect your personal information directly from you or your representatives, for example, when you

■seek advice about your investments
■give us your contact or income information
■provide account information or open an account
■direct us to buy or sell securities, or complete other transactions
■visit one of our websites, portals or other online locations

We may also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■sharing for affiliates’ everyday business purposes—information about your creditworthiness
■affiliates from using your information to market to you
■sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers or broker dealers; mutual funds, and private investment funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■Neuberger Berman doesn’t jointly market.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104-0002 Internal Sales & Services 877.461.1899 www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

H0547 06/22

(b) Not applicable to the Registrant.

Item 2.  Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman High Yield Strategies Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3.  Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5.  Audit Committee of Listed Registrants.
Not applicable to semi-annual reports on Form N-CSR.
Item 6.  Schedule of Investments.
(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included as Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.
Item 11.  Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal half-year period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund engaged in securities lending activity during the fiscal year ended October 31, 2021.
Gross income from securities lending activities	$46,591
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$4,451
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$1,997
Administrative fees not included in revenue split	$0
Indemnification fees not included in revenue split	$0
Rebate (paid to borrower)	$0
Other fees relating to the securities lending program that are not included in the revenue split	$0
Aggregate fees/compensation for securities lending activities	$6,448
Net income from securities lending activities	$40,143

(b)
The Fund engaged in securities lending activity during the fiscal year ended October 31, 2021.  State Street Bank and Trust Company, as the Fund’s securities lending agent, effected loans of available securities of the Fund to qualified brokers and dealers in exchange for negotiated lender’s fees.

Item 13.  Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: July 6, 2022

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer
Date: July 6, 2022